Reconciliation of Basic and Diluted Earnings (loss) per Share	12 Months Ended
Dec. 31, 2010
Reconciliation of Basic and Diluted Earnings (loss) per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (loss) per Share
21.	Reconciliation of Basic and Diluted Earnings (loss) per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	2010	2009	2008

Income (loss) attributable to Semiconductor Manufacturing International Corporation ordinary shares holders	$13,100,397	$(963,537,205)	$(440,231,120)
Basic:
Weighted average ordinary shares outstanding	24,258,437,559	22,359,237,084	18,682,585,932
Less: Weighted average ordinary shares outstanding subject to repurchase	—	—	(41,066)

Weighted average shares used in computing basic earnings (loss) per share	24,258,437,559	22,359,237,084	18,682,544,866

Basic earnings (loss) per share	$0.00	$(0.04)	$(0.02)

Diluted:
Weighted average ordinary shares outstanding	24,258,437,559	22,359,237,084	18,682,585,932
Dilutive effect of stock options and restricted share units	280,572,761	—	—
Dilutive effect of contingently issuable shares	877,587,085	—	—

Weighted average shares used in computing diluted earnings (loss) per share	25,416,597,405	22,359,237,084	18,682,544,866

Diluted earnings (loss) per share	$0.00	$(0.04)	$(0.02)

As of December 31, 2010, the Company has 1,747,346,656 ordinary share equivalents outstanding which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the common shares. In 2009 and 2008, the Company had 113,454,250 and 189,478,507, respectively, ordinary share equivalents outstanding which were excluded from the computation of diluted loss per share, as their effect would have been anti-dilutive due to the net loss reported in such periods.
The following table sets forth the securities comprising of these anti-dilutive ordinary share equivalents for the years indicated:

	December 31,
	2010	2009	2008

Outstanding options to purchase ordinary shares	1,014,825,425	96,282,204	128,361,312
Outstanding unvested restricted share units	—	17,172,046	61,117,195
Warrant shares	759,521,231	—	—

	1,774,346,656	113,454,250	189,478,507